OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	January 31, 2016
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21308

Alger Global Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South, New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

ITEM 1. Schedule of Investments.

ALGER GLOBAL GROWTH FUND

Schedule of Investments‡ January 31, 2014 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—94.1%
BELGIUM—1.1%
BREWERS—1.1%
Anheuser-Busch InBev NV	4,311	$413,133
(Cost $412,720)

BRAZIL—0.6%
MULTI-LINE INSURANCE—0.6%
BB Seguridade Participacoes SA	23,400	220,160
(Cost $208,236)

CANADA—1.0%
LEISURE PRODUCTS—1.0%
BRP, Inc.*(a)	14,914	375,076
(Cost $356,041)

CHINA—2.1%
AUTOMOBILE MANUFACTURERS—0.7%
Great Wall Motor Co., Ltd.(L2)	56,032	266,939

INTERNET SOFTWARE & SERVICES—1.4%
Tencent Holdings Ltd.(L2)	7,797	546,144
TOTAL CHINA (Cost $223,953)		813,083

COLOMBIA—0.6%
CONSTRUCTION MATERIALS—0.6%
Cementos Argos SA	58,200	249,149
(Cost $250,133)

FRANCE—0.9%
PHARMACEUTICALS—0.9%
Sanofi	3,660	359,385
(Cost $404,188)

GERMANY—3.3%
APPAREL ACCESSORIES & LUXURY GOODS—1.0%
Adidas AG	3,706	414,338

APPLICATION SOFTWARE—1.4%
SAP AG#	7,400	565,508

AUTOMOBILE MANUFACTURERS—0.9%
Bayerische Motoren Werke AG	3,328	362,785
TOTAL GERMANY (Cost $1,199,625)		1,342,631

HONG KONG—2.6%
CASINOS & GAMING—0.9%
Galaxy Entertainment Group Ltd.*(L2)	35,199	344,056

CONSTRUCTION & ENGINEERING—0.9%
China State Construction International Holdings Ltd.(L2)	196,341	356,888

LIFE & HEALTH INSURANCE—0.8%
AIA Group Ltd.(L2)	70,911	327,782
TOTAL HONG KONG (Cost $647,621)		1,028,726

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INDIA—0.6%
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Tata Motors Ltd.#	8,852	$246,528
(Cost $229,974)

INDONESIA—0.5%
DEPARTMENT STORES—0.5%
Matahari Department Store Tbk PT*(L2)	223,046	212,667
(Cost $285,120)

IRELAND—2.3%
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Eaton Corp., PLC.	4,900	358,141

INDUSTRIAL MACHINERY—1.4%
Ingersoll-Rand PLC.	9,366	550,627
TOTAL IRELAND (Cost $783,158)		908,768

ITALY—0.8%
APPAREL RETAIL—0.8%
Prada SpA(L2)	44,746	328,268
(Cost $308,366)

JAPAN—6.5%
APPAREL RETAIL—0.6%
Fast Retailing Co., Ltd.	600	223,760

AUTOMOBILE MANUFACTURERS—0.8%
Toyota Motor Corp.	5,404	313,167

DIVERSIFIED BANKS—2.0%
Mitsubishi UFJ Financial Group, Inc.	54,738	333,709
Sumitomo Mitsui Financial Group, Inc.	9,934	468,946
		802,655
DIVERSIFIED REAL ESTATE ACTIVITIES—1.3%
Mitsui Fudosan Co., Ltd.	5,000	160,926
Sumitomo Realty & Development Co., Ltd.	8,000	359,487
		520,413
ELECTRONIC COMPONENTS—1.0%
Murata Manufacturing Co., Ltd.	4,151	390,118

PROPERTY & CASUALTY INSURANCE—0.8%
Tokio Marine Holdings, Inc.	10,837	321,748
TOTAL JAPAN (Cost $2,388,958)		2,571,861

MEXICO—0.7%
GAS UTILITIES—0.7%
Infraestructura Energetica Nova SAB de CV	68,061	292,755
(Cost $251,290)

NETHERLANDS—2.7%
ALTERNATIVE CARRIERS—1.1%
Ziggo NV	10,146	441,134
SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding NV NY Reg#	4,873	412,402

	SHARES	VALUE
COMMON STOCKS—(CONT.)
NETHERLANDS—(CONT.)
SEMICONDUCTORS—0.6%
NXP Semiconductor NV*	4,850	$234,497
TOTAL NETHERLANDS (Cost $866,689)		1,088,033

PERU—0.8%
DIVERSIFIED BANKS—0.8%
Credicorp Ltd.	2,298	303,152
(Cost $298,591)

PHILIPPINES—0.7%
DIVERSIFIED BANKS—0.7%
BDO Unibank, Inc.(L2)	163,980	284,647
(Cost $345,996)

RUSSIA—0.8%
INTERNET SOFTWARE & SERVICES—0.8%
Yandex NV*	9,000	330,750
(Cost $267,521)

SINGAPORE—0.7%
SEMICONDUCTORS—0.7%
Avago Technologies Ltd.	4,650	254,076
(Cost $244,500)

SOUTH KOREA—1.4%
CONSTRUCTION & ENGINEERING—0.5%
Doosan Heavy Industries and Construction Co., Ltd.(L2)	6,219	208,796

SEMICONDUCTORS—0.9%
Samsung Electronics Co., Ltd.(L2)	314	368,073
TOTAL SOUTH KOREA (Cost $659,051)		576,869

SPAIN—0.4%
APPAREL RETAIL—0.4%
Inditex SA	950	141,846
(Cost $91,749)

SWEDEN—0.6%
BIOTECHNOLOGY—0.6%
Swedish Orphan Biovitrum AB*	20,500	233,749
(Cost $197,670)

SWITZERLAND—3.5%
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Cie Financiere Richemont SA	4,484	416,202

PHARMACEUTICALS—1.1%
Roche Holding AG	1,500	412,475

SECURITY & ALARM SERVICES—1.3%
Tyco International Ltd.	12,453	504,222
TOTAL SWITZERLAND (Cost $1,183,660)		1,332,899

TAIWAN—1.0%
INDUSTRIAL MACHINERY—0.6%
Hiwin Technologies Corp.(L2)	25,000	226,016

	SHARES	VALUE
COMMON STOCKS—(CONT.)
TAIWAN—(CONT.)
PERSONAL PRODUCTS—0.4%
Ginko International Co., Ltd.(L2)	9,000	$166,329
TOTAL TAIWAN (Cost $402,140)		392,345

UNITED KINGDOM—3.9%
DIVERSIFIED BANKS—0.3%
Lloyds Banking Group PLC.*	74,000	101,352

HOUSEHOLD PRODUCTS—1.1%
Reckitt Benckiser Group PLC.	5,589	419,314

INSURANCE BROKERS—0.5%
Aon PLC.	2,400	193,104

SPECIALTY CHEMICALS—1.1%
Croda International PLC.	10,675	423,350

TOBACCO—0.9%
British American Tobacco PLC.	7,384	354,025
TOTAL UNITED KINGDOM (Cost $1,527,310)		1,491,145

UNITED STATES—54.0%
AEROSPACE & DEFENSE—1.7%
Honeywell International, Inc.	5,000	456,150
Precision Castparts Corp.	900	229,275
		685,425
AIRLINES—1.3%
Delta Air Lines, Inc.	16,250	497,413

AUTO PARTS & EQUIPMENT—2.2%
BorgWarner, Inc.	8,200	440,340
Johnson Controls, Inc.	3,900	179,868
WABCO Holdings, Inc.*	2,750	237,105
		857,313
BIOTECHNOLOGY—2.8%
Biogen Idec, Inc.*	1,350	422,064
Gilead Sciences, Inc.*	5,650	455,673
Pharmacyclics, Inc.*	1,600	212,912
		1,090,649
BROADCASTING—1.2%
CBS Corp., Cl. B	4,350	255,432
Sinclair Broadcast Group, Inc., CL. A	6,400	201,088
		456,520
CABLE & SATELLITE—1.8%
Charter Communications, Inc.*	1,500	205,500
Comcast Corporation, Cl. A	8,900	484,605
		690,105
CASINOS & GAMING—1.1%
Las Vegas Sands Corp.	5,950	455,294

COMMUNICATIONS EQUIPMENT—0.5%
Cisco Systems, Inc.	9,000	197,190

COMPUTER HARDWARE—6.5%
3D Systems Corp.*	3,700	287,601

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED STATES—(CONT.)
COMPUTER HARDWARE—(CONT.)
Apple, Inc.	3,600	$1,802,160
NCR Corp.*	12,600	443,394
		2,533,155
COMPUTER STORAGE & PERIPHERALS—1.0%
Western Digital Corp.	4,500	387,765

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Cummins, Inc.	3,350	425,383

CONSUMER FINANCE—0.8%
American Express Co.	1,900	161,538
Discover Financial Services	3,100	166,315
		327,853
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
MasterCard, Inc., Cl. A	5,500	416,240

DISTILLERS & VINTNERS—0.6%
Beam, Inc.	2,700	224,910

DRUG RETAIL—0.6%
CVS Caremark Corp.	3,400	230,248

FERTILIZERS & AGRICULTURAL CHEMICALS—0.4%
The Mosaic Co.	3,250	145,145

FOOTWEAR—1.5%
NIKE, Inc., Cl. B	8,350	608,298

HEALTH CARE FACILITIES—1.6%
HCA Holdings, Inc.*	8,800	442,376
Tenet Healthcare Corporation*	4,400	202,444
		644,820
HEALTH CARE SERVICES—0.6%
Express Scripts, Inc.*	2,950	220,336

HOME IMPROVEMENT RETAIL—0.8%
The Home Depot, Inc.	4,050	311,243

HOMEBUILDING—1.6%
Lennar Corp., Cl. A	8,700	349,392
Standard Pacific Corp.*	34,000	299,200
		648,592
INTERNET RETAIL—0.5%
Amazon.com, Inc.*	500	179,345

INTERNET SOFTWARE & SERVICES—4.6%
Facebook, Inc.*	20,400	1,276,428
Google, Inc., Cl. A*	450	531,437
		1,807,865
INVESTMENT BANKING & BROKERAGE—1.1%
Morgan Stanley	14,600	430,846

LIFE & HEALTH INSURANCE—0.6%
Lincoln National Corp.	5,000	240,150

LIFE SCIENCES TOOLS & SERVICES—0.6%
Charles River Laboratories International, Inc.*	4,400	248,732

MOTORCYCLE MANUFACTURERS—0.9%
Harley-Davidson, Inc.	5,650	348,549

	SHARES	VALUE
COMMON STOCKS—(CONT.)
UNITED STATES—(CONT.)
OIL & GAS EQUIPMENT & SERVICES—1.3%
Halliburton Company	4,000	$196,040
National Oilwell Varco, Inc.	4,000	300,040
		496,080
OIL & GAS EXPLORATION & PRODUCTION—2.5%
Anadarko Petroleum Corp.	3,400	274,346
Pioneer Natural Resources Co.	2,050	347,106
Whiting Petroleum Corp.*	6,350	370,713
		992,165
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
Citigroup, Inc.	7,650	362,839
JPMorgan Chase & Co.	3,500	193,760
		556,599
PHARMACEUTICALS—2.2%
Actavis plc.*	4,550	859,859

REAL ESTATE SERVICES—1.3%
Jones Lang LaSalle, Inc.	4,350	497,031

REGIONAL BANKS—1.0%
Regions Financial Corp.	39,900	405,783

RESTAURANTS—1.0%
McDonald’s Corp.	4,000	376,680

SEMICONDUCTORS—0.9%
Altera Corp.	10,250	342,658

SOFT DRINKS—1.5%
PepsiCo, Inc.	7,100	570,556

SPECIALTY CHEMICALS—1.8%
Rockwood Holdings, Inc.	10,500	719,565
TOTAL UNITED STATES (Cost $15,734,358)		21,126,360
TOTAL COMMON STOCKS (Cost $29,768,618)		36,918,061

MASTER LIMITED PARTNERSHIP—3.3%
UNITED STATES—3.3%
ASSET MANAGEMENT & CUSTODY BANKS—2.3%
Blackstone Group LP.	27,550	902,263

INVESTMENT BANKING & BROKERAGE—1.0%
Apollo Global Management LLC.	11,450	371,552
TOTAL UNITED STATES (Cost $883,199)		1,273,815
TOTAL MASTER LIMITED PARTNERSHIP (Cost $883,199)		1,273,815

	PRINCIPAL AMOUNT	VALUE
CONVERTIBLE NOTES—0.0%
UNITED STATES—0.0%
ADVERTISING—0.0%
Choicestream, Inc., 15.00%, 3/31/2014(L3),(b)	13,020	$13,020
(Cost $13,020)
Total Investments (Cost $30,664,837)(c)	97.4%	38,204,896
Other Assets in Excess of Liabilities	2.6%	1,039,787
NET ASSETS	100.0%	$39,244,683

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.
*	Non-income producing security.
#	American Depositary Receipts.
(a)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 1.0% of the net assets of the Portfolio.

(b)	Security not registered under the Securities Act of 1933, and may not be sold or transferred without registration.
(c)

At January 31, 2014, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $30,652,265, amounted to $7,552,631 which consisted of aggregate gross unrealized appreciation of $8,160,422 and aggregate gross unrealized depreciation of $607,791.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Growth Fund (formerly Alger China-U.S. Growth Fund) (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and Foreign Countries.  The Fund’s foreign investments will include securities of companies in both developed and emerging market countries.  The Fund offers Class A, C, I and Z shares.  Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge.  Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

Alger China-U.S. Growth Fund became Alger Global Growth Fund on May 31, 2013. The Fund also started offering Class I and Z shares on May 31, 2013.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 —  quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange-listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Valuation techniques for Level 3 securities also may include using the income approach whereby future amounts are converted, or discounted, to a current single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events.  Inputs for Level 3 include unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor.  The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.  The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Fund’s pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Fund will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant.  Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in the Fund’s Schedule of Investments.  Based  upon  the  nature,  characteristics,  and  risks associated  with  their  investments  as  of  January 31, 2014,  the Fund has determined that presenting them by security type and sector is appropriate.

Alger Global Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$8,331,043	$7,179,113	$1,151,930	—
Consumer Staples	2,378,515	2,212,186	166,329	—
Energy	1,488,245	1,488,245	—	—
Financials	5,533,275	4,920,846	612,429	—
Health Care	4,070,005	4,070,005	—	—
Industrials	4,059,439	3,267,739	791,700	—
Information Technology	8,786,441	7,872,224	914,217	—
Materials	1,537,209	1,537,209	—	—
Telecommunication Services	441,134	441,134	—	—
Utilities	292,755	292,755	—	—
TOTAL COMMON STOCKS	$36,918,061	$33,281,456	$3,636,605	—
CONVERTIBLE NOTES
Consumer Discretionary	13,020	—	—	13,020
MASTER LIMITED PARTNERSHIP
Financials	1,273,815	1,273,815	—	—
TOTAL INVESTMENTS IN SECURITIES	$38,204,896	$34,555,271	$3,636,605	$13,020

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Convertible Notes
Alger Global Growth Fund
Opening balance at November 1, 2013	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	13,020
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2014	13,020
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at 1/31/2014	$—

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of December 31, 2013. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to our fair value measurements.

	Fair Value December 31, 2013	Valuation Methodology	Unobservable Input	Range
Alger Global Growth Fund
Convertible Note	$13,020	Market Approach	Revenue Multiple EBITDA Multiple	0.90x to 1.8x 7.6x to 14.2x

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue and earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On January 31, 2014 the Fund transferred $1,986,757 from Level 1 to Level 2, utilizing fair value adjusted prices rather than exchange listed prices.

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of January 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Global Growth Fund	$994,614	$994,614	—	—
Total	$994,614	$994,614	—	—

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, each Portfolio may enter into such contracts to economically hedge certain other foreign-currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Portfolio could be exposed to foreign currency fluctuations.

Options—The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Fund purchases call options to increase their exposure to stock market risk and also provide diversification of risk.  The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.  The Fund will write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolio.  The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.  The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative transactions for the period ended January 31, 2014.

ALGER GLOBAL GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

NOTE 5 — Recent Accounting Pronouncements:

In June 2013, the FASB issued ASU 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 include an accounting update that modifies the criteria used in defining an investment company under GAAP and sets forth certain measurement and disclosure requirements. This update requires an investment company to measure noncontrolling interests in another investment company at fair value and requires an entity to disclose the fact that it is an investment company, and provide information about changes, if any, in its status as an investment company. An entity will also need to include disclosures around financial support that has been provided or is contractually required to be provided to any of its investees. The new guidance is effective for annual reporting periods beginning on or after January 1, 2014. The Fund does not believe that this will have a material impact on the financial statements.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger Global Growth Fund

By	/s/Hal Liebes

Hal Liebes

President

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Hal Liebes

Hal Liebes

President

Date: March 27, 2014

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 27, 2014